Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Total	Series A Preferred	Common	Subordinated	General
Balance at Dec. 31, 2012	$ 75,175		$ 23,278	$ 51,793	$ 104
Balance at Dec. 31, 2012			6,735,000	14,985,000	30,000
-Net income	45,620		$ 22,787	$ 22,787	$ 46
-Issuance of units, net of issuance costs (Note 9), value	136,904		$ 136,904
-Issuance of units (Note 9), shares			8,250,000
Balance at Dec. 31, 2013	257,699		$ 182,969	$ 74,580	$ 150
Balance at Dec. 31, 2013			14,985,000	14,985,000	30,000
-Net income	50,561		$ 28,323	$ 22,170	$ 68
-Issuance of units, net of issuance costs (Note 9), value	120,570		$ 120,444		$ 126
-Issuance of units (Note 9), shares			5,520,000		5,526
-Distributions declared and paid (Note 9)	(43,010)		$ (23,568)	(19,398)	$ (44)
-Preferential deemed dividend (Note 9)	(88,122)		(3,439)	(84,483)	(200)
Balance at Dec. 31, 2014	297,698		$ 304,729	$ (7,131)	$ 100
Balance at Dec. 31, 2014			20,505,000	14,985,000	35,526
-Net income	60,050	$ 3,019	$ 32,878	$ 24,028	$ 125
-Issuance of units, net of issuance costs (Note 9), value	72,297	$ 72,297
-Issuance of units (Note 9), shares		3,000,000
-Distributions declared and paid (Note 9)	(62,207)	$ (2,100)	(34,653)	(25,324)	(130)
Balance at Dec. 31, 2015	$ 367,838	$ 73,216	$ 302,954	$ (8,427)	$ 95
Balance at Dec. 31, 2015		3,000,000	20,505,000	14,985,000	35,526